Term Loan - Schedule of Debt (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Term loan	$ 1,499,331	$ 2,374,031
Less: debt discount	(6,975)	(20,364)
Term Loan, net of debt discount	$ 1,492,356	$ 2,353,667